ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2016	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Working capital deficit		$ (1,288,174)		$ (1,288,174)		$ (40,422,773)
Intellectual property	$ 8,372,797
Net income (loss)		(2,905,182)	$ (1,842,563)	24,930,837	$ 1,899,917	(36,325,230)	$ (8,483,673)
Concentration of risk						250,000
Notes receivables		$ 3,700,000		$ 3,700,000
Compensation costs						$ 0
Debt conversion, converted instrument, shares issued			699,863,854	12,777,975	699,863,854	14,000,000,000
Deferred revenue						$ 32,000
Cash used in operating activity				$ (663,657)	$ (317,528)	$ (434,556)	$ (1,213,093)
Anti-dilutive securities excluded from computation of earning per share				12,000,000
Warrants [Member]
Anti-dilutive securities excluded from computation of earning per share				8,900			3,333
Warrants to purchase common stock outstanding		34,067,186	34,741,493		34,741,493	76,369,112	5,044,260
Options [Member]
Anti-dilutive securities excluded from computation of earning per share				3,333		76,369,112	5,044,260
Options to purchase common stock outstanding		3,333	3,333	3,333	3,333	3,333	3,333